RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2010
RESTRICTED CASH
Schedule of balances of restricted cash

	2010	2009
Uzbekistan	$4,593	$6,389
Ukraine	126	—

Total restricted cash	$4,719	$6,389